Subsequent events after the Statement of Financial Position date	6 Months Ended
Jun. 30, 2022
Events After Reporting Period [Abstract]
Subsequent events after the Statement of Financial Position date
The Company signed an agreement with tax authorities to resolve a historical tax dispute at the end of July 2022. The exact impact of the agreement is not yet known, however it is expected to reduce the liabilities recognized. On the grounds that this agreement represents a change in facts and circumstances after the balance sheet date, this has been treated as a non-adjusting post balance sheet event.

As a non-adjusting post balance sheet event, the Company has not recognized the income or the reduction in the liability provided for in relation to this dispute.